Nuveen Municipal Income Fund, Inc.
Portfolio of Investments January 31, 2024
(Unaudited)
NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.9%
X –
MUNICIPAL BONDS - 99 .9 % X 100,746,893
Alabama - 2.5%
$ 260 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 $ 282,348
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 1,042,560
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put 7/01/29)
4/29 at 100.18 1,067,094
100 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44, 144A
5/29 at 100.00 97,080
Total Alabama 2,489,082
Arizona - 4.3%
275 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.250%, 7/01/43
7/31 at 100.00 271,691
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 1,017,282
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 950,110
1,495 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 1,589,138
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%,
12/01/28
No Opt. Call 544,070
Total Arizona 4,372,291
Arkansas - 0.4%
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 203,304
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 206,321
Total Arkansas 409,625
California - 3.8%
625 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2023B, 5.500%, 9/01/43
9/30 at 103.00 663,012
500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 503,267
11 (c),(d) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 10,811
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call 383,286

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 500 San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax
Zone 1 Series 2023C, 5.750%, 9/01/53, 144A
9/30 at 103.00 $ 519,084
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A
:
710 5.000%, 9/01/38, 144A 9/30 at 103.00 722,204
490 5.000%, 9/01/43, 144A 9/30 at 103.00 484,939
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 506,827
Total California 3,793,430
Colorado - 11.8%
1,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 1,002,360
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
3/24 at 102.00 500,430
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 1,034,718
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/43, (AMT)
12/28 at 100.00 1,435,659
700 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/46 - AGM Insured
12/31 at 100.00 754,475
700 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 708,536
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 939,174
500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 504,977
500 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41,
144A
3/26 at 103.00 469,620
1,000 Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53,
144A
8/29 at 103.00 1,031,765
500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 492,076
750 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 766,610
1,275 Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53, 144A
12/28 at 103.00 1,336,318
525 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 489,038
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 481,913
Total Colorado 11,947,669

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware - 0.1%
$ 100 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 $ 100,452
Total Delaware 100,452
District of Columbia - 0.1%
105 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 98,037
Total District of Columbia 98,037
Florida - 9.8%
815 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
3/24 at 100.00 815,926
500 Bridgewalk Community Development District, Osceola County, Florida,
Special Assessment Bonds, Assessment Area 2 Series 2023, 6.500%,
12/15/53, 144A
12/33 at 100.00 524,826
1,000 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A, 6.250%, 6/15/53, 144A
6/30 at 100.00 1,028,736
210 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A,
6.500%, 6/15/38, 144A
6/30 at 103.00 230,011
700 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 712,292
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/24 at 101.00 348,209
380 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/24 at 101.00 375,898
500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 519,402
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 512,415
1,145 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 1,040,787
1,000 Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 6.375%, 5/01/54
5/34 at 100.00 1,043,515
300 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Taylor Ranch Project, Series 2023, 6.125%, 5/01/43
5/33 at 100.00 314,860
1,000 River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4 Series 2023A, 6.500%,
5/01/54, 144A
5/34 at 100.00 1,049,509
225 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.125%, 11/01/43
11/33 at 100.00 234,205
400 Stonegate Preserve Community Development District, Florida, Manatee
County, Special Assessment Revenue Bonds, 2023 Project Area Series
2023, 6.125%, 12/15/53
12/33 at 100.00 414,497

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 645 Woodsdale Community Development District, Pasco County, Florida,
Revenue Bonds, Capital Improvement Series 2023, 6.125%, 11/01/43,
144A
11/33 at 100.00 $ 673,552
Total Florida 9,838,640
Georgia - 2.3%
170 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.000%,
11/01/25
3/24 at 100.00 161,520
600 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.400%,
6/15/53
6/31 at 100.00 603,446
500 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 4.000%, 4/01/50
4/30 at 100.00 478,314
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 1,060,807
Total Georgia 2,304,087
Hawaii - 1.8%
250 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
3/24 at 100.00 250,283
1,500 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/47, (AMT)
7/32 at 100.00 1,578,031
Total Hawaii 1,828,314
Idaho - 0.5%
500 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.875%, 11/01/53, 144A
11/33 at 100.00 519,783
Total Idaho 519,783
Illinois - 10.5%
250 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 261,201
500 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 553,603
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 436,080
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 678,892
500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 550,493
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55
1/32 at 100.00 1,077,901
200 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 200,654
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 448,765
1,105 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 1,119,453
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 202,614
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 595,787

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 $ 529,535
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 443,740
1,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 1,133,121
1,900 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 2,041,154
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 203,868
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 -
NPFG Insured
No Opt. Call 131,349
Total Illinois 10,608,210
Indiana - 2.3%
735 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 665,635
1,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/46
10/33 at 100.00 1,099,027
500 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 541,517
Total Indiana 2,306,179
Iowa - 0.5%
500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 523,590
Total Iowa 523,590
Louisiana - 2.1%
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 1,027,735
1,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 1,065,994
Total Louisiana 2,093,729
Minnesota - 1.9%
75 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 62,306
1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A,
5.000%, 2/15/48
2/28 at 100.00 1,017,375
555 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School
Project, Series 2019, 5.000%, 7/01/49
7/27 at 102.00 512,945
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017,
4.250%, 9/01/37
9/24 at 100.00 279,685
Total Minnesota 1,872,311

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 1.0%
$ 1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 $ 1,016,321
Total Mississippi 1,016,321
Missouri - 3.2%
1,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
3/24 at 100.00 1,000,244
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 953,497
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 477,529
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 90,677
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 198,643
335 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
3/24 at 100.00 290,466
225 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 226,158
Total Missouri 3,237,214
Nebraska - 1.6%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 546,530
1,000 Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48
12/32 at 100.00 1,091,099
Total Nebraska 1,637,629
Nevada - 0.4%
350 Las Vegas Special Improvement District 817, Nevada, Local Improvement
Revenue Bonds, Summerlin Village 29 Series 2023, 6.000%, 6/01/48
6/33 at 100.00 365,381
Total Nevada 365,381
New Jersey - 1.6%
25 (e) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 25,099
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 551,127
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,019,414
Total New Jersey 1,595,640
New York - 3.8%
60 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 52,608
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 1,652,503

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 $ 263,246
315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 333,901
500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 500,573
445 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 6.000%, 6/30/54, (AMT)
6/31 at 100.00 491,475
500 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 562,016
Total New York 3,856,322
North Carolina - 2.7%
685 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 678,082
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 2,083,481
Total North Carolina 2,761,563
North Dakota - 0.1%
100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 94,291
Total North Dakota 94,291
Ohio - 2.8%
1,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 945,568
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 4.000%, 7/01/51
7/31 at 100.00 967,048
500 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 502,010
500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 455,160
Total Ohio 2,869,786
Oklahoma - 0.7%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 675,729
Total Oklahoma 675,729
Oregon - 0.1%
55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 50,697
Total Oregon 50,697

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 2.9%
$ 400 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 $ 403,151
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/40
2/24 at 100.00 517,870
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 519,688
500 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series 2023,
7.000%, 6/01/53
6/30 at 103.00 523,632
560 (e) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 570,805
350 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 359,669
Total Pennsylvania 2,894,815
Puerto Rico - 2.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
1,760 0.000%, 7/01/51 7/28 at 30.01 405,929
500 4.750%, 7/01/53 7/28 at 100.00 491,135
1,000 5.000%, 7/01/58 7/28 at 100.00 1,003,238
200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 199,251
Total Puerto Rico 2,099,553
South Carolina - 1.0%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 482,071
560 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.000%, 6/15/43
6/33 at 100.00 574,621
Total South Carolina 1,056,692
South Dakota - 1.4%
100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 85,944
1,300 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 1,304,800
Total South Dakota 1,390,744
Tennessee - 1.1%
870 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016, 5.000%,
9/01/47
9/26 at 100.00 870,852
250 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.500%, 7/01/42, (AMT)
7/32 at 100.00 278,085
Total Tennessee 1,148,937

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.5%
$ 1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 $ 984,185
500 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 6.750%,
9/01/48, 144A
9/33 at 100.00 530,682
125 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
2/24 at 103.00 124,236
1,000 Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Durango Public Improvement District Improvement Area
1 Series 2023, 6.375%, 9/01/53, 144A
9/31 at 100.00 1,030,572
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 1,000,149
200 (e) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 7.000%, 9/01/43, (Pre-
refunded 9/01/31)
9/31 at 100.00 252,579
535 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Area 1 Project
Series 2023, 7.500%, 9/15/53, 144A
9/33 at 100.00 569,641
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
3/24 at 100.00 237,499
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 308,481
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2018A, 5.000%, 5/15/48
5/28 at 100.00 1,044,911
1,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 1,012,706
1,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/32
8/24 at 100.00 1,006,565
500 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #3
Project, Series 2024, 6.000%, 9/01/54, 144A
9/34 at 100.00 509,526
Total Texas 8,611,732
Utah - 0.4%
410 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT)
7/33 at 100.00 437,339
Total Utah 437,339
Virgin Islands - 0.4%
380 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 401,905
Total Virgin Islands 401,905
Virginia - 2.2%
100 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 107,416
100 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 108,540

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 $ 1,270,845
750 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%, 12/31/47,
(AMT)
12/32 at 100.00 783,568
Total Virginia 2,270,369
Washington - 1.6%
1,000 Grays Harbor Public Hospital District 1, Washington, Revenue Bonds,
Summit Pacific Medial Center Series 2023, 6.750%, 12/01/44
12/33 at 100.00 1,068,365
500 Jefferson County Public Hospital District 2, Washington, Hospital Revenue
Bonds, Refunding Series 2023A, 6.875%, 12/01/53
12/30 at 103.00 512,762
Total Washington 1,581,127
West Virginia - 1.3%
225 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43, 144A
6/30 at 103.00 242,721
1,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 1,029,612
Total West Virginia 1,272,333
Wisconsin - 4.3%
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
4 (c) 0.000%, 1/01/46, 144A No Opt. Call 96
4 (c) 0.000%, 1/01/47, 144A No Opt. Call 88
4 (c) 0.000%, 1/01/48, 144A No Opt. Call 83
4 (c) 0.000%, 1/01/49, 144A No Opt. Call 78
3 (c) 0.000%, 1/01/50, 144A No Opt. Call 71
4 (c) 0.000%, 1/01/51, 144A No Opt. Call 74
98 (c) 3.750%, 7/01/51, 144A 3/28 at 100.00 69,620
4 (c) 0.000%, 1/01/52, 144A No Opt. Call 69
4 (c) 0.000%, 1/01/53, 144A No Opt. Call 64
4 (c) 0.000%, 1/01/54, 144A No Opt. Call 60
4 (c) 0.000%, 1/01/55, 144A No Opt. Call 56
4 (c) 0.000%, 1/01/56, 144A No Opt. Call 53
4 (c) 0.000%, 1/01/57, 144A No Opt. Call 49
4 (c) 0.000%, 1/01/58, 144A No Opt. Call 46
3 (c) 0.000%, 1/01/59, 144A No Opt. Call 44
3 (c) 0.000%, 1/01/60, 144A No Opt. Call 41
3 (c) 0.000%, 1/01/61, 144A No Opt. Call 38
3 (c) 0.000%, 1/01/62, 144A No Opt. Call 36
3 (c) 0.000%, 1/01/63, 144A No Opt. Call 33
3 (c) 0.000%, 1/01/64, 144A No Opt. Call 32
3 (c) 0.000%, 1/01/65, 144A No Opt. Call 30
3 (c) 0.000%, 1/01/66, 144A No Opt. Call 27
42 (c) 0.000%, 1/01/67, 144A No Opt. Call 317
500 Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/53, 144A
10/31 at 100.00 505,095
535 Public Finance Authority of Wisconsin, Revenue Bonds, Unity Classical
Charter School, A Challenge Foundation Academy, Series 2023, 6.625%,
7/01/43, 144A
7/30 at 100.00 550,545

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.125%, 10/01/34
3/24 at 101.00 $ 189,206
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 116,027
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
3/24 at 102.00 874,092
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 1,000,390
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 1,008,885
Total Wisconsin 4,315,345
Total Municipal Bonds
(cost $98,807,603) 100,746,893
Total Long-Term Investments
(cost $98,807,603) 100,746,893
Other Assets & Liabilities, Net -  0.1% 149,684
Net Assets Applicable to Common Shares - 100% $ 100,896,577
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 100,736,082 $ 10,811 $ 100,746,893
Total
$ – $ 100,736,082 $ 10,811 $ 100,746,893
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NMI
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity